Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Statement of Cash Flows [Abstract]
Net income		$ 1,543,845	$ 1,902,070
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		1,280,762	1,328,667
Net recoveries related to Ukraine Conflict		(28,380)	(972,822)
Asset impairment		14,557	5,609
Amortization of debt issuance costs, debt discount, debt premium and lease premium		81,503	90,471
Maintenance rights write-off	[1]	161,466	72,473
Maintenance liability release to income		(76,461)	(76,389)
Net gain on sale of assets		(513,718)	(234,016)
Deferred tax expense		226,065	266,748
Share-based compensation		64,434	100,214
Collections of finance leases		341,039	157,021
Loss on investments at fair value		3,867	23,928
(Gain) loss on debt extinguishment		(2,823)	1,982
Other		(101,066)	(78,319)
Changes in operating assets and liabilities:
Trade receivables		(31,127)	13,749
Other assets		(4,083)	90,233
Accounts payable, accrued expenses and other liabilities		(70,074)	(25,169)
Net cash provided by operating activities		2,889,806	2,666,450
Purchase of flight equipment		(1,560,042)	(1,684,831)
Proceeds from sale or disposal of assets		2,394,199	875,073
Prepayments on flight equipment		(1,260,326)	(1,286,084)
Cash proceeds from insurance claim settlements related to Ukraine Conflict		28,380	824,167
Other		(26,195)	(27,328)
Net cash used in investing activities		(423,984)	(1,299,003)
Issuance of debt		2,032,312	3,585,969
Repayment of debt		(2,827,508)	(2,766,797)
Debt issuance and extinguishment costs paid, net of debt premium received		(24,925)	(28,847)
Maintenance payments received		456,395	462,937
Maintenance payments returned		(125,689)	(81,268)
Security deposits received		301,866	198,465
Security deposits returned		(350,060)	(96,961)
Repurchase of shares and tax withholdings on share-based compensation		(1,483,769)	(1,104,219)
Dividends paid on ordinary shares		(126,693)	(95,363)
Net cash (used in) provided by financing activities		(2,148,071)	73,916
Net increase in cash, cash equivalents and restricted cash		317,751	1,441,363
Effect of exchange rate changes		1,924	3,204
Cash, cash equivalents and restricted cash at beginning of period		1,479,744	1,401,582
Cash, cash equivalents and restricted cash at end of period		1,799,419	2,846,149
Supplemental cash flow information:
Interest paid, net of amounts capitalized		898,338	968,924
Income taxes paid, net		24,712	13,285
End-of-Lease (“EOL”) and Maintenance Reserve (“MR”) contract maintenance rights expense		88,052	36,035
MR contract maintenance rights write-off offset by maintenance liability release		8,117	11,066
EOL contract maintenance rights write-off offset by EOL compensation received		65,297	25,372
Maintenance rights write-off	[1]	$ 161,466	$ 72,473

[1]	Maintenance rights write-off consisted of the following:

End-of-Lease (“EOL”) and Maintenance Reserve (“MR”) contract maintenance rights expense	$88,052	$36,035
MR contract maintenance rights write-off offset by maintenance liability release	8,117	11,066
EOL contract maintenance rights write-off offset by EOL compensation received	65,297	25,372
Maintenance rights write-off	$161,466	$72,473